Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of the year		₨ 76,876	₨ 79,497
On account of business combination		15,833
Interest cost		5,543	4,269
Current service cost		12,563	8,437
Past service cost			(1,633)
Remeasurement (gain)/ loss on obligation
Remeasurement (gain)/loss on obligation - economic assumptions		1,641	4,581
Remeasurement (gain)/loss on obligation - demographic assumptions		448	(211)
Remeasurement (gain)/loss on obligation - experience assumptions		1,037	1,874
Benefits paid		(14,284)	(19,938)
Fair value of plan assets at end of the year		99,657	76,876
Plan assets [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of the year	[1]	5,427	8,218
On account of business combination	[1]	6,937
Employer contributions	[1]
Return on plan assets (excluding amounts included in net interest expense)	[1]	890	584
Remeasurement (gain)/loss on plan assets	[1]	72	(206)
Benefits paid	[1]	(849)	(3,169)
Fair value of plan assets at end of the year	[1]	₨ 12,477	₨ 5,427

[1]	plan assets represents investment made by the Company in LIC funds.